Subsequent Events (Details) - USD ($)		1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 04, 2021	Jan. 31, 2023	Jun. 22, 2022	Mar. 22, 2022	Jun. 30, 2023	Sep. 30, 2023	Dec. 30, 2023
Subsequent Events (Details) [Line Items]
Authorized ordinary shares (in Shares)	1,091	300,000,000	3,780,000	2,142,852
Non-adjusting events after reporting period [Member]
Subsequent Events (Details) [Line Items]
Authorized ordinary shares (in Shares)		7,500,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Settle balance					$ 1,500,000	$ 1,500,000	$ 1,500,000